UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

March 31, 2011

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount	Value

GOVERNMENT BONDS — 77.9%
AUSTRALIA—1.0%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	$ 13,283,716
AUSTRIA—4.7%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	16,280,000	23,701,190
Republic of Austria, 4.35%, 3/15/19(1)(2)	EUR	13,480,000	20,106,637
Republic of Austria, 3.90%, 7/15/20(1)	EUR	8,850,000	12,724,333
Republic of Austria, 4.15%, 3/15/37(1)(2)	EUR	5,725,000	8,008,814
			64,540,974
BELGIUM—4.8%
Kingdom of Belgium, 4.00%, 3/28/14(1)	EUR	22,100,000	32,389,984
Kingdom of Belgium, 4.00%, 3/28/18(1)	EUR	8,695,000	12,392,829
Kingdom of Belgium, 3.75%, 9/28/20	EUR	8,370,000	11,441,007
Kingdom of Belgium, 5.00%, 3/28/35	EUR	6,500,000	9,675,319
			65,899,139
CANADA—3.2%
Government of Canada, 5.00%, 6/1/14(1)	CAD	20,090,000	22,474,276
Government of Canada, 3.75%, 6/1/19	CAD	9,200,000	9,855,150
Government of Canada, 5.75%, 6/1/33(1)	CAD	8,841,000	11,832,076
			44,161,502
DENMARK—4.5%
Kingdom of Denmark, 5.00%, 11/15/13(1)	DKK	127,700,000	26,044,494
Kingdom of Denmark, 4.00%, 11/15/17(1)	DKK	37,500,000	7,505,788
Kingdom of Denmark, 4.00%, 11/15/19(1)	DKK	49,300,000	9,777,287
Kingdom of Denmark, 7.00%, 11/10/24(1)	DKK	46,700,000	11,986,070
Kingdom of Denmark, 4.50%, 11/15/39(1)	DKK	31,000,000	6,640,382
			61,954,021
FINLAND—4.9%
Government of Finland, 4.25%, 9/15/12(1)	EUR	8,400,000	12,334,863
Government of Finland, 3.125%, 9/15/14(1)	EUR	11,440,000	16,632,144
Government of Finland, 3.875%, 9/15/17(1)	EUR	9,990,000	14,714,075
Government of Finland, 4.375%, 7/4/19(1)	EUR	4,125,000	6,216,975
Government of Finland, 3.375%, 4/15/20(1)	EUR	6,490,000	9,062,266
Government of Finland, 4.00%, 7/4/25(1)	EUR	5,500,000	7,915,346
			66,875,669
FRANCE—2.0%
Government of France, 4.00%, 4/25/14(1)	EUR	8,870,000	13,193,448
Government of France, 5.50%, 4/25/29(1)	EUR	4,280,000	7,123,150
Government of France, 4.75%, 4/25/35(1)	EUR	5,030,000	7,733,456
			28,050,054
GERMANY—8.9%
German Federal Republic, 3.50%, 1/4/16(1)	EUR	16,690,000	24,571,658
German Federal Republic, 3.75%, 1/4/19(1)	EUR	21,565,000	31,787,970
German Federal Republic, 2.25%, 9/4/20(1)	EUR	6,500,000	8,435,052
German Federal Republic, 4.75%, 7/4/34(1)	EUR	14,380,000	23,004,582
German Federal Republic, 4.25%, 7/4/39(1)	EUR	3,600,000	5,470,258
KfW, 4.375%, 10/11/13(1)	EUR	19,400,000	28,843,620
			122,113,140
ITALY—5.2%
Republic of Italy, 5.25%, 8/1/17(1)	EUR	16,770,000	25,131,921

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount	Value

Republic of Italy, 4.75%, 8/1/23(1)	EUR	21,750,000	$ 30,152,720
Republic of Italy, 5.00%, 8/1/34(1)	EUR	6,180,000	8,184,076
Republic of Italy, 4.00%, 2/1/37(1)	EUR	7,100,000	8,057,625
			71,526,342
JAPAN—17.1%
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	37,275,056
Government of Japan, 1.20%, 6/20/15(1)	JPY	3,230,000,000	40,080,968
Government of Japan, 1.70%, 9/20/17(1)	JPY	2,700,000,000	34,498,619
Government of Japan, 1.50%, 9/20/18(1)	JPY	3,030,000,000	38,098,407
Government of Japan, 2.10%, 12/20/26(1)	JPY	5,194,450,000	64,761,390
Government of Japan, 2.40%, 3/20/37(1)	JPY	1,622,000,000	20,486,242
			235,200,682
NETHERLANDS—6.5%
Kingdom of Netherlands, 4.25%, 7/15/13(1)	EUR	11,600,000	17,278,182
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	31,580,000	47,089,113
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	10,340,000	14,615,587
Kingdom of Netherlands, 4.00%, 1/15/37(1)	EUR	7,560,000	10,849,447
			89,832,329
NORWAY—0.4%
Government of Norway, 4.25%, 5/19/17(1)	NOK	28,000,000	5,272,916
SPAIN—2.0%
Government of Spain, 4.25%, 1/31/14(1)	EUR	10,730,000	15,483,528
Government of Spain, 4.90%, 7/30/40(1)	EUR	9,440,000	11,423,120
			26,906,648
SWEDEN—0.9%
Government of Sweden, 6.75%, 5/5/14(1)	SEK	26,200,000	4,631,446
Government of Sweden, 4.25%, 3/12/19(1)	SEK	47,530,000	8,032,607
			12,664,053
SWITZERLAND—1.2%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	9,800,000	11,779,184
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,033,567
			16,812,751
UNITED KINGDOM—10.6%
Government of United Kingdom, 5.00%, 9/7/14(1)	GBP	10,480,000	18,453,020
Government of United Kingdom, 4.00%, 9/7/16(1)	GBP	10,350,000	17,638,862
Government of United Kingdom, 4.50%, 3/7/19	GBP	20,000,000	34,452,730
Government of United Kingdom, 3.75%, 9/7/19(1)	GBP	9,600,000	15,650,591
Government of United Kingdom, 4.25%, 3/7/36(1)	GBP	14,700,000	23,183,822
Government of United Kingdom, 4.50%, 12/7/42(1)	GBP	21,960,000	36,308,928
			145,687,953
TOTAL GOVERNMENT BONDS
(Cost $1,041,260,811)			1,070,781,889
CREDIT — 10.3%
AUSTRALIA—0.9%
New South Wales Treasury Corp., 5.50%, 3/1/17(1)	AUD	12,100,000	12,458,726
FRANCE—2.4%
Compagnie de Financement Foncier, 1.25%, 12/1/11(1)	JPY	2,750,000,000	33,219,127
IRELAND—0.3%
GE Capital European Funding, 5.375%, 1/16/18(1)	EUR	2,860,000	4,295,460

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount	Value

JAPAN—2.2%
Japan Finance Organization for Municipalities, 1.90%, 6/22/18(1)	JPY	2,360,000,000	$ 30,347,279
MULTI-NATIONAL—1.9%
European Investment Bank, MTN, 4.75%, 6/6/12(1)	GBP	10,550,000	17,604,887
European Investment Bank, MTN, 2.50%, 7/15/15(1)	EUR	6,350,000	8,855,566
			26,460,453
SPAIN(3)
FTA Santander Auto, Class A, VRN, 1.15%, 5/25/11, resets quarterly off the 3-month Euribor plus 0.06% with no caps	EUR	105,698	147,634
UNITED KINGDOM—2.6%
Bank of Scotland plc, MTN, 3.25%, 1/25/13(1)	EUR	20,000,000	28,482,007
Royal Bank of Scotland plc (The), 4.875%, 1/20/17(1)	EUR	4,785,000	6,623,108
			35,105,115
TOTAL CREDIT
(Cost $130,415,770)			142,033,794
SHORT-TERM INVESTMENTS — 0.1%
UNITED STATES—0.1%
U.S. Treasury Bills, 0.13%, 6/2/11(1)(4)	USD	2,000,000	1,999,804
(Cost $1,999,542)
TEMPORARY CASH INVESTMENTS — 1.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		734	734
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $25,962,222), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $25,427,042)			25,427,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $25,427,734)			25,427,734
TOTAL INVESTMENT SECURITIES — 90.2%
(Cost $1,199,103,857)			1,240,243,221
OTHER ASSETS AND LIABILITIES — 9.8%			134,930,789
TOTAL NET ASSETS — 100.0%			$1,375,174,010

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
193	U.S. Long Bond	June 2011	$23,196,188	$35,753

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
760	U.S. Treasury 2-Year Notes	June 2011	$165,775,000	$6,838

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
7,908,612	GBP for CHF	Westpac Banking Corp.	4/28/11	$ 12,683,831	$ (89,079)
8,553,434	EUR for DKK	Deutsche Bank AG	4/28/11	12,117,137	(419,592)
16,410,000	DKK for EUR	UBS AG	4/28/11	3,117,923	(44,673)
72,673,810	JPY for EUR	UBS AG	4/28/11	873,811	20,618
1,402,454	EUR for JPY	UBS AG	4/28/11	1,986,773	(48,078)
19,000,000	EUR for JPY	Barclays Bank plc	4/28/11	26,916,160	(932,000)
510,308	GBP for JPY	UBS AG	4/28/11	818,432	12,441
28,820,000	SEK for NOK	Barclays Bank plc	4/28/11	4,560,720	(101,283)
3,837,830	AUD for NZD	Westpac Banking Corp.	4/28/11	3,957,993	(178,573)
110,000	AUD for USD	HSBC Bank plc	4/28/11	113,444	(64)
120,000	AUD for USD	UBS AG	4/28/11	123,757	(4,165)
2,380,000	AUD for USD	HSBC Bank plc	4/28/11	2,454,518	(107,457)
3,470,000	AUD for USD	Westpac Banking Corp.	4/28/11	3,578,646	(136,683)
200,000	CAD for USD	Deutsche Bank AG	4/28/11	206,190	(1,678)
270,000	CAD for USD	HSBC Bank plc	4/28/11	278,356	(77)
460,000	CAD for USD	Barclays Bank plc	4/28/11	474,237	(9,402)
7,100,000	CAD for USD	Westpac Banking Corp.	4/28/11	7,319,739	(248,484)
860,000	CHF for USD	HSBC Bank plc	4/28/11	936,391	(9,856)
1,320,000	CHF for USD	UBS AG	4/28/11	1,437,251	(36,037)
2,660,223	CHF for USD	HSBC Bank plc	4/28/11	2,896,521	(79,443)
4,970,000	CHF for USD	UBS AG	4/28/11	5,411,468	24,266
15,894,785	CHF for USD	Deutsche Bank AG	4/28/11	17,306,663	(861,457)
2,940,000	DKK for USD	HSBC Bank plc	4/28/11	558,604	1,153
3,240,000	DKK for USD	Westpac Banking Corp.	4/28/11	615,604	(17,995)
100,284,349	DKK for USD	Barclays Bank plc	4/28/11	19,054,164	(780,111)
550,000	EUR for USD	HSBC Bank plc	4/28/11	779,152	(23,003)
860,000	EUR for USD	HSBC Bank plc	4/28/11	1,218,310	(54,008)
1,320,000	EUR for USD	UBS AG	4/28/11	1,869,965	(52,457)
1,730,000	EUR for USD	HSBC Bank plc	4/28/11	2,450,787	4,930
2,000,000	EUR for USD	HSBC Bank plc	4/28/11	2,833,280	(124,220)
2,810,000	EUR for USD	Westpac Banking Corp.	4/28/11	3,980,758	(116,095)
15,000,000	EUR for USD	Deutsche Bank AG	4/28/11	21,249,600	(756,600)
20,790,000	EUR for USD	Westpac Banking Corp.	4/28/11	29,451,946	(1,030,144)
30,000	GBP for USD	Westpac Banking Corp.	4/28/11	48,114	510
530,000	GBP for USD	HSBC Bank plc	4/28/11	850,014	933
550,000	GBP for USD	Deutsche Bank AG	4/28/11	882,091	2,183
690,000	GBP for USD	HSBC Bank plc	4/28/11	1,106,622	3,560
740,000	GBP for USD	Deutsche Bank AG	4/28/11	1,186,812	20,779
2,455,152	GBP for USD	HSBC Bank plc	4/28/11	3,937,573	(7,415)
5,050,000	GBP for USD	UBS AG	4/28/11	8,099,190	59,994
54,150,000	JPY for USD	HSBC Bank plc	4/28/11	651,085	6,170
69,360,000	JPY for USD	HSBC Bank plc	4/28/11	833,967	3,401
100,000,000	JPY for USD	Westpac Banking Corp.	4/28/11	1,202,374	(6,559)
140,060,278	JPY for USD	Westpac Banking Corp.	4/28/11	1,684,048	15,537
200,000,000	JPY for USD	Deutsche Bank AG	4/28/11	2,404,748	38,567
200,320,000	JPY for USD	HSBC Bank plc	4/28/11	2,408,595	42,192
255,410,000	JPY for USD	UBS AG	4/28/11	3,070,983	76,499
267,160,000	JPY for USD	Westpac Banking Corp.	4/28/11	3,212,262	30,168
760,000	NOK for USD	HSBC Bank plc	4/28/11	137,257	314
14,640,000	NOK for USD	UBS AG	4/28/11	2,644,008	(103,665)
30,122,348	NOK for USD	Deutsche Bank AG	4/28/11	5,440,145	(323,736)
40,000	NZD for USD	HSBC Bank plc	4/28/11	30,475	22
170,000	NZD for USD	HSBC Bank plc	4/28/11	129,520	(2,375)
5,850,000	NZD for USD	Westpac Banking Corp.	4/28/11	4,456,997	(116,005)
200,000	SEK for USD	HSBC Bank plc	4/28/11	31,651	104
1,390,000	SEK for USD	HSBC Bank plc	4/28/11	219,965	(4,450)

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
8,160,000	SEK for USD	Westpac Banking Corp.	4/28/11	$ 1,291,307	$ (18,892)
15,159,999	SEK for USD	Deutsche Bank AG	4/28/11	2,399,046	(82,739)
25,230,000	SEK for USD	UBS AG	4/28/11	3,992,608	(87,217)
				$245,983,588	$(6,651,426)
(Value on Settlement Date $239,332,162)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
11,880,000	CHF for GBP	Westpac Banking Corp.	4/28/11	$ 12,935,258	$ 340,506
63,739,335	DKK for EUR	Deutsche Bank AG	4/28/11	12,110,561	413,017
2,201,021	EUR for DKK	UBS AG	4/28/11	3,118,055	44,805
634,440	EUR for JPY	UBS AG	4/28/11	898,773	4,344
2,131,325,000	JPY for EUR	Barclays Bank plc	4/28/11	25,626,496	(357,664)
158,533,000	JPY for EUR	UBS AG	4/28/11	1,906,159	(32,536)
67,943,001	JPY for GBP	UBS AG	4/28/11	816,929	(13,944)
25,867,253	NOK for SEK	Barclays Bank plc	4/28/11	4,671,669	212,232
4,930,000	NZD for AUD	Westpac Banking Corp.	4/28/11	3,756,068	(23,352)
300,000	AUD for USD	HSBC Bank plc	4/28/11	309,393	6,947
1,880,000	AUD for USD	UBS AG	4/28/11	1,938,863	14,269
4,058,930	AUD for USD	UBS AG	4/28/11	4,186,015	206,640
1,040,000	CAD for USD	UBS AG	4/28/11	1,072,187	22,318
1,690,000	CAD for USD	HSBC Bank plc	4/28/11	1,742,304	20,888
5,490,000	CAD for USD	Westpac Banking Corp.	4/28/11	5,659,911	137,439
12,335,856	CAD for USD	UBS AG	4/28/11	12,717,640	390,413
30,000	CHF for USD	HSBC Bank plc	4/28/11	32,665	(112)
320,000	CHF for USD	Westpac Banking Corp.	4/28/11	348,424	5,090
95,580,000	CZK for USD	Deutsche Bank AG	4/28/11	5,519,620	117,789
21,210,000	DKK for USD	UBS AG	4/28/11	4,029,929	111,512
230,000	EUR for USD	Deutsche Bank AG	4/28/11	325,827	644
34,361,564	EUR for USD	Barclays Bank plc	4/28/11	48,677,966	1,997,781
16,636,550	GBP for USD	HSBC Bank plc	4/28/11	26,681,699	431,885
2,170,000	HKD for USD	Westpac Banking Corp.	4/28/11	279,030	416
470,330,000	JPY for USD	UBS AG	4/28/11	5,655,125	(102,302)
570,827,000	JPY for USD	Westpac Banking Corp.	4/28/11	6,863,475	(95,284)
39,812,449,999	KRW for USD	HSBC Bank plc	4/28/11	36,252,779	800,909
8,980,000	NOK for USD	HSBC Bank plc	4/28/11	1,621,803	37,481
12,360,000	NOK for USD	UBS AG	4/28/11	2,232,236	21,881
15,381,912	NOK for USD	Deutsche Bank AG	4/28/11	2,777,999	117,689
17,020,000	NOK for USD	Westpac Banking Corp.	4/28/11	3,073,840	56,939
790,000	NZD for USD	UBS AG	4/28/11	601,885	5,799
1,040,000	NZD for USD	UBS AG	4/28/11	792,355	(12,917)
5,228,957	NZD for USD	Westpac Banking Corp.	4/28/11	3,983,838	14,955
20,150,000	SEK for USD	UBS AG	4/28/11	3,188,706	22,040
8,960,000	SGD for USD	HSBC Bank plc	4/28/11	7,108,290	107,388
541,180,000	TWD for USD	HSBC Bank plc	4/28/11	18,484,718	(361,878)
				$271,998,490	$4,664,027
(Value on Settlement Date $267,334,463)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
GBP	-	British Pound

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $188,972,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $28,115,451, which represented 2.0% of total net assets.

(3)	Category is less than 0.05% of total net assets.
(4)	The rate indicated is the yield to maturity at purchase.

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Bond – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	–	$1,070,781,889	–
Credit	–	142,033,794	–
Short-Term Investments	–	1,999,804	–
Temporary Cash Investments	$734	25,427,000	–
Total Value of Investment Securities	$734	$1,240,242,487	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(1,987,399)	–
Futures Contracts	$42,591	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$42,591	$(1,987,399)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,199,732,949
Gross tax appreciation of investments	$63,328,577
Gross tax depreciation of investments	(22,818,305)
Net tax appreciation (depreciation) of investments	$40,510,272

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2011